Cover	Sep. 10, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 10, 2024
Entity File Number	333-190235
Entity Registrant Name	Altair International Corp.
Entity Central Index Key	0001570937
Entity Tax Identification Number	99-0385465
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	322 North Shore Drive
Entity Address, Address Line Two	Building 1B, Suite 200
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15212
City Area Code	412
Local Phone Number	770-3140
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ATAO
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false